Document And Entity Information	Dec. 03, 2019
Document Information [Line Items]
Entity Registrant Name	ICF International, Inc.
Document Type	8-K
Document Period End Date	Dec. 03, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33045
Entity Tax Identification Number	22-3661438
Entity Address, Address Line One	9300 Lee Highway
Entity Address, City or Town	Fairfax
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22031
City Area Code	703
Local Phone Number	934-3000
Title of 12(b) Security	Common Stock
Trading Symbol	ICFI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001362004